Earnings per Share (Tables)	6 Months Ended
Jun. 30, 2021
Earnings Per Share [Abstract]
Earnings per Share (Table)

	Six months ended June 30,
	2021	2020
Numerator:
Net income attributable to common shareholders	$34,224	$13,226
Undistributed income attributable to Series C participating preferred shares	—	(5,602)
Net income available to common shareholders, basic and diluted	$34,224	$7,624

Net income available to:
Class A, basic and diluted	34,224	7,624

Denominator:
Class A Common shares
Basic weighted average number of common shares outstanding	34,136,307	17,632,674
Plus weighted average number of RSUs with service conditions	31,786	97,954
Common share and common share equivalents, dilutive	34,168,093	17,730,628

Basic earnings per share:
Class A	1.00	0.43

Diluted earnings per share:
Class A	1.00	0.43

Series C Preferred Shares-basic and diluted earnings per share:
Undistributed income attributable to Series C participating preferred shares	$—	$5,602
Basic weighted average number of Series C Preferred shares outstanding, as converted	—	12,955,188
Plus weighted average number of RSUs with service conditions	—	71,970
Dilutive weighted average number of Series C Preferred shares outstanding, as converted	—	13,027,157
Basic earnings per share	n/a	0.43
Diluted earnings per share	n/a	0.43